Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingency [Abstract]
Schedule of Balance Sheets	Summary information regarding consolidated VIEs and their subsidiaries is as follows.
	As of December 31,
	2023	2022

Total current assets	$10,571,775	$11,276,852
Total non-current assets	$9,641,441	$9,102,933
Total Assets	$20,213,216	$20,379,785
Total Liabilities	$7,073,660	$5,329,843

Schedule of Operations
	Years Ended December 31,
	2023	2022	2021
Revenues	$4,335,591	$6,228,595	$6,473,638
Net income	$1,098,947	$1,684,991	$2,061,517

Schedule of Cash Flows
	Years Ended December 31,
	2023	2022	2021
Net cash provided by (used in) operating activities	$834,596	$4,016,852	$(757,861)
Net cash (used in) provided by investing activities	$(675,964)	$(7,349,231)	$400,006
Net cash provided by financing activities	$-	$2,749,498	$-